ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2021
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	10. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	December 31	December 31
	2021	2020
Trade payables	$8,556	$7,666
Accrued liabilities and other	4,502	4,645

	$13,058	$12,311